FINANCIAL EXPENSES, NET (Tables)	6 Months Ended
Jun. 30, 2016
Other Income and Expenses [Abstract]
Schedule of Financial Expenses, Net
	Six months ended June 30,
	2016	2015
	Unaudited
Income:

Foreign currency exchange differences	$19	$210
Interest on cash equivalents and restricted deposits	6	2

	(25)	(212)
Expenses:

Extinguishment and amortization of shareholders' convertible loans discount and beneficial conversion feature	1,096	1,223
Interest on shareholders' convertible loans	151	374
Withholding taxes on interest of convertible loans from shareholders	45	82

Bank commissions and others	71	63
Foreign currency exchange differences	42	247
Interest on loans from banks and other credit balances	23	5

	1,428	1,994

Total financial expenses, net	1,403	1,782